UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21342
Lehman Brothers First Trust Income Opportunity Fund
(Exact name of registrant as specified in charter)
399 Park Avenue, New York, NY	10022
(Address of principal executive offices)	(Zip code)
Jack L. Rivkin Lehman Brothers First Trust Income Opportunity Fund 399 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 526-7000

Date of fiscal year end:	12/31/06

Date of reporting period:	7/1/05 - 6/30/06

Item 1. Proxy Voting Record.

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2005 through June 30, 2006.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lehman Brothers First Trust Income Opportunity Fund

By (Signature and Title)	/s/ Jack L. Rivkin
Jack L. Rivkin, President

Date	August 10, 2006